Deferred Income Tax asset and liability - Major components of income tax (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Current - Expense	S/ 235,134	S/ 454,772	S/ 401,788
Deferred - Expense (Income)	(308,067)	38,554	13,727
Income Tax Expense Continuing Operations	S/ (72,933)	S/ 493,326	S/ 415,515